Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$103,696	$110,019	$—	$110,019	$—
Investment in Atlantica	814,530	814,530	814,530	—	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	61,838	61,838	—	—	61,838
Currency forward contract not designated as a hedge	869	869	—	869	—
Commodity contracts for regulated operations	101	101	—	101	—
Total derivative instruments	62,808	62,808	—	970	61,838
Total financial assets	$981,034	$987,357	$814,530	$110,989	$61,838
Long-term debt	$3,336,795	$3,356,773	$768,400	$2,588,373	$—
Convertible debentures	470	639	639	—	—
Preferred shares, Series C	13,418	13,703	—	13,703	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	57	57	—	—	57
Cross-currency swap designated as a net investment hedge	93,198	93,198	—	93,198	—
Interest rate swap designated as a hedge	8,473	8,473	—	8,473	—
Commodity contracts for regulated operations	1,114	1,114	—	1,114	—
Total derivative instruments	102,842	102,842	—	102,785	57
Total financial liabilities	$3,453,525	$3,473,957	$769,039	$2,704,861	$57

23.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2017	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulatory operations	74	74	—	74	—
Total derivative instruments	63,546	63,546	—	183	63,363
Total financial assets	$96,924	$101,738	$—	$38,375	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swaps designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77
(1) Balance of $441 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2018
Financial contracts: Swaps	2,366,386
Options	300,000
Forward contracts	6,560,000

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

	2018	2017
Regulatory assets:
Swap contracts	$66	$—
Forward contracts	$—	$6,319
Regulatory liabilities:
Swap contracts	$218	$287
Option contracts	$134	$138
Forward contracts	$1,259	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
871,391	December 2028	36.33	PJM Western HUB
2,438,697	December 2023	29.06	PJM NI HUB
2,997,939	December 2027	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2018	2017
Effective portion of cash flow hedge	$1,567	$8,004
Amortization of cash flow hedge	(33)	(27)
Amounts reclassified from AOCI	(4,224)	(6,351)
OCI attributable to shareholders of APUC	$(2,690)	$1,626

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2018	2017
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$77	$(79)
Currency forward contract	(1,230)	297
Commodity contracts	—	(2,885)
Total change in unrealized gain on derivative financial instruments	$(1,153)	$(2,667)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	—	(144)
Energy derivative contracts	(73)	553
Currency forward contract	115	12,261
Total realized loss on derivative financial instruments	$42	$12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(1,111)	10,003
Ineffective portion of derivative financial instruments accounted for as hedges	632	637
	$(479)	$10,640
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	636	(1,918)
Loss (gain) on foreign exchange	(1,115)	12,558
	$(479)	$10,640

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2018, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2018
	Canadian $	US $
Cash and cash equivalents and restricted cash	$27,720	$45,452
Accounts receivable	13,562	241,068
Allowance for doubtful accounts	—	(5,281)
Notes receivable	138,353	2,279
	$179,635	$283,518

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$334,855		$420,797	$825,596	$1,740,471	$3,321,719
Convertible debentures	—	—	—	—	470	470
Advances in aid of construction	1,205		—	—	62,498	63,703
Interest on long-term debt	156,768		269,942	221,528	928,736	1,576,974
Purchase obligations	325,326		—	—	—	325,326
Environmental obligation	4,158		30,140	2,885	21,998	59,181
Derivative financial instruments:
Cross-currency swap	5,277		46,026	34,436	7,459	93,198
Interest rate swaps	8,473		—	—	—	8,473
Currency forward	—		—	—	—	—
Energy derivative and commodity contracts	588		526	57	—	1,171
Other obligations	33,350		—	—	122,408	155,758
Total obligations	$870,000		$767,431	$1,084,502	$2,884,040	$5,605,973